Submission	Jan. 14, 2026
Submission [Line Items]
Central Index Key	0001855474
Registrant Name	AirJoule Technologies Corporation
Registration File Number	333-291527
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A